Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.2%
45,967	Vanguard Global ex-U.S. Real Estate ETF	$2,693,206	1.0
36,071	Vanguard Real Estate ETF	3,363,621	1.2

	Total Exchange-Traded Funds (Cost $5,634,903)	6,056,827	2.2

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
1,758,561	Voya Emerging Markets Index Portfolio - Class P2	19,484,856	7.0
6,809,886	Voya International Index Portfolio - Class P2	67,554,068	24.2
974,777	Voya Russell Mid Cap Index Portfolio - Class P2	12,535,630	4.5
639,955	Voya Russell Small Cap Index Portfolio - Class P2	8,409,004	3.0
1,737,679	Voya U.S. Bond Index Portfolio - Class P2	19,062,339	6.8
9,192,658	Voya U.S. Stock Index Portfolio - Class P2	145,519,774	52.0

	Total Mutual Funds (Cost $273,256,727)	272,565,671	97.5

	Total Investments in Securities (Cost $278,891,630)	$278,622,498	99.7
	Assets in Excess of Other Liabilities	835,182	0.3
	Net Assets	$279,457,680	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,056,827	$–	$–	$6,056,827
Mutual Funds	272,565,671	–	–	272,565,671
Total Investments, at fair value	$278,622,498	$–	$–	$278,622,498
Other Financial Instruments+
Futures	151,030	–	–	151,030
Total Assets	$278,773,528	$–	$–	$278,773,528
Liabilities Table
Other Financial Instruments+
Futures	$(165,079)	$–	$–	$(165,079)
Total Liabilities	$(165,079)	$–	$–	$(165,079)

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$18,395,359	$8,681,945	$(8,688,536)	$1,096,088	$19,484,856	$393,575	$(236,839)	$-
Voya International Index Portfolio - Class P2	43,870,476	22,138,001	(2,610,106)	4,155,697	67,554,068	1,772,315	367,144	-
Voya Russell Mid Cap Index Portfolio - Class P2	12,338,150	6,104,235	(6,769,812)	863,057	12,535,630	163,738	(216,898)	1,845,401
Voya Russell Small Cap Index Portfolio - Class P2	5,278,303	3,497,345	(288,939)	(77,705)	8,409,004	79,364	(6,737)	765,158
Voya U.S. Bond Index Portfolio - Class P2	10,526,026	16,601,453	(8,910,730)	845,590	19,062,339	310,839	190,820	-
Voya U.S. Stock Index Portfolio - Class P2	81,467,984	62,714,679	(9,591,651)	10,928,762	145,519,774	369,400	458,685	7,440,774
	$171,876,298	$119,737,658	$(36,859,774)	$17,811,489	$272,565,671	$3,089,231	$556,175	$10,051,333

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	53	12/20/19	$4,041,250	$(119,097)
S&P 500® E-Mini	17	12/20/19	2,531,725	(24,937)
U.S. Treasury Ultra Long Bond	15	12/19/19	2,878,594	72,149
			$9,451,569	$(71,885)
Short Contracts:
Mini MSCI EAFE Index	(29)	12/20/19	(2,752,680)	2,914
Mini MSCI Emerging Markets Index	(82)	12/20/19	(4,107,790)	75,967
U.S. Treasury 10-Year Note	(22)	12/19/19	(2,866,875)	(21,045)
			$(9,727,345)	$57,836

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $279,528,438.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,841,504
Gross Unrealized Depreciation	(4,761,493)
Net Unrealized Depreciation	$(919,989)